Condensed consolidated statement of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit before tax	$ 800	$ 2,372
Finance income and expenses	612	602
Share of after tax losses of associates and joint ventures	5	48
Depreciation, amortisation and impairment	2,666	1,550
Decrease in working capital and short-term provisions	2,391	857
Gains on disposal of intangible assets	(81)	(354)
Gains on disposal of investments in associates and joint ventures		(776)
Fair value movements on contingent consideration arising from business combinations	293	82
Non-cash and other movements	(814)	(363)
Cash generated from operations	5,872	4,018
Interest paid	(386)	(323)
Tax paid	(1,006)	(869)
Net cash inflow from operating activities	4,480	2,826
Cash flows from investing activities
Payments upon vesting of employee share awards attributable to business combinations	(158)
Payment of contingent consideration from business combinations	(367)	(309)
Purchase of property, plant and equipment	(472)	(508)
Disposal of property, plant and equipment		4
Purchase of intangible assets	(434)	(314)
Disposal of intangible assets and assets held for sale	442	573
Purchase of non-current asset investments	(28)	(10)
Disposal of non-current asset investments	35
Movement in short-term investments, fixed deposits and other investing instruments	9	135
Payments to associates and joint ventures	(5)	(55)
Disposal of investments in associates and joint ventures		776
Interest received	10	27
Net cash (outflow)/inflow from investing activities	(968)	319
Net cash inflow before financing activities	3,512	3,145
Cash flows from financing activities
Proceeds from issue of share capital	8	9
Repayment of loans and borrowings	(1,257)	(611)
Issue of loans		7,944
Dividends paid	(2,971)	(2,469)
Hedge contracts relating to dividend payments	(77)	(22)
Repayment of obligations under leases	(134)	(111)
Movement in short-term borrowings	316	(182)
Payment of Acerta Pharma share purchase liability	(920)
Net cash (outflow)/inflow from financing activities	(5,035)	4,558
Net (decrease)/increase in cash and cash equivalents in the period	(1,523)	7,703
Cash and cash equivalents at the beginning of the period	6,038	7,546
Exchange rate effects	(35)	(52)
Cash and cash equivalents at the end of the period	4,480	15,197
Cash and cash equivalents	4,817	15,567
Overdrafts	$ (337)	$ (370)